HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of details over Comprehensive Income/Loss classified as held-for-sale (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of Analysis of Profit or Loss of Disposal Groups [Line Items]
Loss after tax from discontinued operations and disposals of discontinued operations	$ (742)	$ 681	[1]	$ (410)	[1]
Russia
Disclosure of Analysis of Profit or Loss of Disposal Groups [Line Items]
Loss after tax from discontinued operations and disposals of discontinued operations	(164)	530		(489)
Algeria
Disclosure of Analysis of Profit or Loss of Disposal Groups [Line Items]
Profit / (loss) after tax for the period	144	151		79
Net loss on disposal of Algeria operations	$ (722)	$ 0		$ 0

[1]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).